Summary of Significant Accounting Policies - Additional Information (Detail) ₱ / shares in Units, shares in Millions												1 Months Ended	12 Months Ended
	Mar. 16, 2023 PHP (₱)	Aug. 12, 2022	Jul. 29, 2022 PHP (₱) shares	Apr. 07, 2022 USD ($)	Feb. 28, 2022 PHP (₱) Seat	Mar. 01, 2021	Jan. 29, 2021 PHP (₱)	Jun. 03, 2019 PHP (₱)	Nov. 08, 2018 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Aug. 31, 2022 PHP (₱)	Dec. 31, 2022 PHP (₱) Segment shares	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 31, 2022 USD ($)	Apr. 11, 2022 PHP (₱)	Apr. 11, 2022 USD ($)	Mar. 22, 2022 ₱ / shares	Mar. 22, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 03, 2018 PHP (₱)
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)			₱ 100,000,000							₱ 21,800,000,000	₱ 26,200,000,000	₱ 136,000,000
Remaining balance outstanding													₱ 12,000,000
Total expenses related to Covid-19 measures													450,000,000	₱ 942,000,000	₱ 903,000,000
Sales/purchase agreement on transfer of prepaid home wifi or phw subscribers							₱ 748,000,000
Amount of equity interest acquired													51,546,000,000	53,364,000,000	52,123,000,000
Carrying value of investments in joint ventures													33,624,000,000	36,158,000,000
ECL recognized on investment													₱ 0
Description of debt investment security credit risk													debt instrument to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.
Transaction price allocated to remaining performance obligations													₱ 47,049,000,000	38,595,000,000
Lease of low-value assets recognition exemption to leases that are considered of low value													2,000,000	1,000,000	2,000,000
Equity interest paid			248,000,000										3,514,000,000	₱ 1,754,000,000	579,000,000
Financial assets at fair value through other comprehensive income | $																	$ 0					$ 0
Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Lease of low-value assets recognition exemption to leases that are considered of low value													₱ 250,000
Less than 1 year [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage													55.00%	62.00%			55.00%					62.00%
1-2 years [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Remaining performance obligations percentage													45.00%	38.00%			45.00%					38.00%
PHW Subscribers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Notice period to subscribers						30 days
Initial purchase price													₱ 1,455,000,000
Sun Trademark [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amortization													0	₱ 2,628,000,000	1,877,000,000
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Acquisition																₱ 4,505,000,000
Sky Cable Corporation [Member] | Sale and Purchase Agreement [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of issued and outstanding capital stock acquired	100.00%
Equity interest paid	₱ 6,750,000,000
PLDT [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Rent concessions as effect of Covid-19 pandemic													288,000	3,000,000	15,000,000
Smart and DMPI [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)													60,492,000,000
Rent concessions as effect of Covid-19 pandemic													0	0	₱ 122,000,000
Smart and PLDT [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Final purchase price amount plus value-added tax													₱ 1,336,000,000
Pacific Global One Aviation Company, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amount of equity interest acquired					₱ 44,700,000
Number of board seats | Seat					4
Gain on deconsolidation					₱ 376,700,000
Pacific Global One Aviation Company, Inc. [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership		36.82%		38.45%	47.60%
Pacific Global One Aviation Company, Inc. [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)					₱ 44,700,000
Percentage of ownership		36.63%		36.82%	65.30%
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Carrying value of investments in joint ventures | $																					$ 20,000,000
Subscribed per share | ₱ / shares																				₱ 13,000
Remitted amount as deposit of future subscription																		₱ 1,031,000,000	$ 20,000,000
VIH [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Carrying value of investments in joint ventures | $				$ 62,000,000
Additional funds raised for investments in joint ventures | $				210,000,000
Investments in joint ventures propelling valuation | $				$ 1,400,000,000
PLDT and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of business segments | Segment													3
Multisys [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)			₱ 100,000,000
Carrying value of investments in joint ventures									₱ 2,150,000,000					₱ 2,521,000,000									₱ 550,000,000
Shares subscribed | shares			227										2,307
Percentage of equity interest			4.99%						45.73%				50.72%
Equity interest paid								₱ 27,000,000